RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			4 Months Ended	5 Months Ended					1 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011	Oct. 31, 2012 Barry Honig, Board Member	Dec. 31, 2011 Barry Honig, Board Member	Sep. 30, 2013 Barry Honig, Board Member	Aug. 31, 2013 Barry Honig, Board Member	Dec. 31, 2012 Barry Honig, Board Member	Feb. 28, 2011 Barry Honig, Board Member	Jan. 31, 2013 Continental Resources	Sep. 30, 2013 Continental Resources	Dec. 31, 2012 Continental Resources
Debt				$ 7,999,778							$ 2,250,000
Payments on notes							1,688,250
Principle amount of note payable					486,250	486,250		0		486,250
Accrued interest and fees								0	159,230	142,164
Payments for Continental's expenses		93,640										15,066
Distribution to former parent company													15,066	611,589
Extinguished debt	$ 294,285	$ 2,436,888	$ 357,635			$ 75,500